Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of net deferred tax asset (liabilities)

	December 31,	December 31,
	2022	2021
Deferred tax assets (liabilities):
Net operating losses	$—	$107,105
Start up costs	207,331	—
Unrealized gain on investments held in Trust account	(46,496)	(1,603)
Total deferred tax assets	160,835	105,502

Valuation Allowance	(207,331)	(105,502)

Deferred tax liability, net	$(46,496)	$—

Schedule of income tax provision

	For the	For the
	Year	Year
	Ended	Ended
	December 31, 2022	December 31, 2021
Federal
Current	$234,087	$—
Deferred	(38,730)	(93,119)
State and local
Current	48,434	—
Deferred	(8,013)	(12,383)
Change in valuation allowance	101,829	105,502
Income tax provision	$337,607	$—

Schedule of reconciliation of the federal income tax rate to the effective tax rate

	For the	For the
	Year	Year
	Ended	Ended
	December 31,	December 31,
	2022	2021
U.S. federal statutory rate	21.0%	21.0%
State tax, net of federal tax benefit	4.4%	2.8%
Change in fair value of warrant liability	(14.1)%	(27.3)%
Change in fair value of debt	8.2%	—
Warrant issuance costs	—%	1.8%
Other	—%	—%
Valuation allowance	1.4%	1.7%
Income tax provision	4.5%	—